February 27, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Valley Forge Funds (the “Trust”)
File No. 33-48863

Commissioners:

Enclosed is the 62nd Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purposes of this Amendment are to: (1) incorporate Vanguard Alternative Strategies Fund as a new underlying investment in the Managed Payout Fund in the above-referenced Trust, and (2) affect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a)(1) under the Securities Act of 1933, this Amendment shall become effective on April 29, 2015. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments, and (2)
updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate April 29, 2015 as its effective date.
Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Michael J. Drayo
Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc:	Asen Parachkevov
U.S. Securities and Exchange Commission